FOUNTAINHEAD KALEIDOSCOPE FUND


                       Supplement Dated September 7, 2001
                      to Prospectus Dated March 1, 2001


On September 4, 2001, the Board of Trustees of AmeriPrime Funds approved the reorganization of Fountainhead Kaleidoscope Fund (the "Fund") into a newly created series of Forum Funds with the same name ("Forum Series"). The reorganization is scheduled to take place on September 17, 2001. You may not purchase shares of the Forum Series until after the reorganization occurs. You may purchase and sell shares of the Fund in accordance with the Fund's prospectus until 4:00 p.m. (Eastern time) on September 14, 2001.

The investment objective and policies of the Fund and the Forum Series are substantially similar. In addition, King Investment Advisors, Inc., the investment adviser for the Fund, will be the investment adviser for the Forum Series. The Forum Financial Group of companies will act as the administrator, transfer agent, fund accountant and custodian of the Forum Series. The current administrator, transfer agent, and fund accountant for the Fund is Unified Fund Services, Inc., while Firstar Bank, NA is the Fund's custodian.

The Fund's expenses will not increase as a result of the reorganization. The Fund's reorganization into the Forum Series is expected to be a tax-free transaction for federal income tax purposes. The reorganization will not trigger any redemption fees.




                         FOUNTAINHEAD SPECIAL VALUE FUND

                       Supplement Dated September 7, 2001
                      to Prospectus Dated March 1, 2001


On September 4, 2001, the Board of Trustees of AmeriPrime Funds approved the reorganization of Fountainhead Special Value Fund (the "Fund") into a newly created series of Forum Funds with the same name ("Forum Series"). The reorganization is scheduled to take place on September 17, 2001. You may not purchase shares of the Forum Series until after the reorganization occurs. You may purchase and sell shares of the Fund in accordance with the Fund's prospectus until 4:00 p.m. (Eastern time) on September 14, 2001.

The investment objective and policies of the Fund and the Forum Series are substantially similar. In addition, King Investment Advisors, Inc., the investment adviser for the Fund, will be the investment adviser for the Forum Series. The Forum Financial Group of companies will act as the administrator, transfer agent, fund accountant and custodian of the Forum Series. The current administrator, transfer agent, and fund accountant for the Fund is Unified Fund Services, Inc., while Firstar Bank, NA is the Fund's custodian.

The Fund's expenses will not increase as a result of the reorganization. The Fund's reorganization into the Forum Series is expected to be a tax-free transaction for federal income tax purposes. The reorganization will not trigger any redemption fees.